JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

November 25, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Income Fund (the “Fund”)
File No. 811-21295 and 333-10322

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 305 under the 1933Act (Amendment No. 306 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering a new Fund as a new series of the Trust.

Included in the filing are the prospectuses and Statement of Addition Information for the Fund. The JPMorgan Income Fund seeks to provide income with a secondary objective of capital appreciation. The Fund seeks to achieve its objective by investing opportunistically among multiple debt markets and sectors that the Fund’s adviser, J.P. Morgan Investment Management Inc. believes have high potential to produce income and have low correlations to each other in order to manage risk. The Fund is flexible and not managed to a benchmark. We are registering Class, A, Class C, Select Class and Class R6 Shares for this Fund.

If you have any questions or comments, please contact me at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio

Jessica K. Ditullio

Assistant Secretary